Investment Strategy - Gateway Trust - Classes A, C, N, and Y	Dec. 31, 2025
Gateway Equity Call Premium Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts (“REITs”). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) index call options with an aggregate notional value approximately equal to the market value of the equity portfolio. Writing index call options is intended to reduce the Fund’s volatility and provide steady cash flow. Cash flow from call option writing is intended to be an important source of the Fund’s return, although the Fund’s option writing activity reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of a diversified stock portfolio and the steady cash flow from the sale of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may invest in companies with small, medium or large market capitalizations.
The Fund’s combination of a broadly diversified portfolio of common stocks and written index call options is similar to the components of the Cboe S&P 500 BuyWrite Index (the “BXMSM”). The BXMSM is a passive total return index based on (1) buying an S&P 500® stock index portfolio, and (2) writing (selling) the near-term S&P 500® Index “covered” call option. The Fund’s more flexible, active option management approach creates the potential for it to achieve higher long-term returns than the BXMSM while exhibiting a similar level of volatility, as defined by standard deviation of returns. The similarities between the BXMSM and the Fund’s equity investment strategy are expected to result in the Fund exhibiting a positive correlation to the broad U.S. equity markets similar to that exhibited by the BXMSM.
With its core investment in equities, the Fund is intended to be significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed-income investments and “hybrid investments” (blends of equity and fixed-income securities). Through the use of index options, the Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time.
Purchasing Stocks
The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks (including ADRs and REITs), designed to support the Fund’s index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund’s after-tax total return. The Adviser uses a multifactor quantitative model to construct the stock portfolio. The model evaluates U.S.-exchange-traded equities that meet the criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the Fund’s stock portfolio and the performance of the index or indices underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund’s investment goal, the Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the portfolio to generally represent the broad U.S. equity market.
Writing Index Call Options
The Fund continuously writes index call options, typically on broad-based securities market indices, with an aggregate notional value approximately equal to the market value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In such a case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.
Other Investments
The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Gateway Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options is intended to reduce the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts (“REITs”).
The Fund strives not only for the majority of the returns associated with equity market investments, but also for returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s historical volatility has been closer to intermediate- to long-term fixed-income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed-income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed-income investments and “hybrid investments” (blends of equity and short-term fixed-income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. Through the use of index options, the Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.
Purchasing Stocks
The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option based risk management strategy as efficiently as possible while seeking to enhance the Fund’s after tax total return. The Adviser uses a multifactor quantitative model to construct the stock portfolio. The model evaluates U.S.-exchange-traded equities that meet criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indices underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund’s investment goal, the Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the portfolio to generally represent the broad U.S. equity market.
Writing Index Call Options
The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.
Purchasing Index Put Options
The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price.
Other Investments
The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.